Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Reportable segment	1
Deposits in bank	$ 69,640			¥ 500,000
Security deposit	$ 2
Deposits forfeited	24 months			24 months
Costs of revenue	$ 12,473,050	$ 11,622,348	$ 11,687,156
Administrative expenses	5,400,000	4,070,000.00	2,510,000
Prepaid advertising	1,540,646	1,525,864
Advertising expense	$ 3,690,000	$ 4,910,000	$ 5,600,000
Exchange rate	7.18	7.1	6.49	7.18
Annual appropriations	10.00%
Aggregated statutory appropriations	50.00%
Tax profits rate	10.00%
Registered capital rate	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment	3.00%			3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment	5.00%			5.00%
Average Converted Ratio [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	7.05	6.58	6.5	7.05